Transactions with Related Parties: (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Transactions with Related Parties: (Details) [Line Items]
Annual premium of current policy	$ 453
Policy coverage benefit	7,000
Deductible not exceed in respect of claim with respect to mergers and acquisitions	500
Bottom of Range [Member]
Transactions with Related Parties: (Details) [Line Items]
Deductible exceed amount	2,500
Payroll and related expenses to related parties employed by the Company [Member]
Transactions with Related Parties: (Details) [Line Items]
Granted options benefit	160	$ 149	$ 583
Compensation to directors [Member]
Transactions with Related Parties: (Details) [Line Items]
Granted options benefit	$ 183	173	$ 195
Consultant services [Member]
Transactions with Related Parties: (Details) [Line Items]
Granted options benefit		$ 259